Consolidated Statement of Cash Flows S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
OPERATING ACTIVITIES
Profit (loss) before income tax	S/ (535,271)	S/ 170,202	S/ 255,543
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	97,352	125,419	199,794
Amortization	105,278	112,072	86,557
Impairment of inventories	4,503		40,908
Impairment of accounts receivable and other accounts receivable	290,491	65,076	19,109
Reversal of impairment of inventories	(4,752)	(26,993)
Debt condonation	(18,186)
Impairment of property, plant and equipment	20,018	5,664	14,680
Impairment of intangible assets	45,821		49,609
Reversal of impairment of accounts receivable	(19,448)
Reversal of impairment of intangible assets	(20,676)
Indemnification		686	3,220
Profit on fair value of financial asset at fair value through profit or loss			(34)
Change in the fair value of the liability for put option	4,697	(6,122)	(1,400)
Other provisions	186,894	75,369	9,510
Financial expense, net	152,970	177,649	138,016
Impairment of investments	384
Share of the profit and loss of associates and joint ventures accounted for using the equity method	218,774	3,709	(1,327)
Reversal of provisions	(7,471)	(6,218)	(1,044)
Disposal of assets	833	16,327	5,438
Disposal of investments			106
Loss (profit) on sale of property, plant and equipment	(11,892)	7,105	(26,883)
Loss on sale of non-current asset held for sale			45
Loss on sale of available-for-sale financial assets		1,529	(25,768)
Profit on sale of investments in subsidiaries		(73,642)	(244,313)
Loss on remeasurement of accounts receivable	45,363	25,110	15,807
Net variations in assets and liabilities:
Trade accounts receivable and unbilled work in progress	457,709	(236,011)	(213,126)
Other accounts receivable	148,833	190,354	33,196
Other accounts receivable from related parties	(11,178)	24,609	(245,688)
Inventories	(34,575)	200,575	279,867
Pre-paid expenses and other assets	4,964	18,309	(6,494)
Trade accounts payable	58,973	10,917	463,401
Other accounts payable	(282,771)	(311,848)	49,319
Other accounts payable to related parties	(24,461)	92,613	(66,819)
Provisions	(2,178)	(6,615)	(1,680)
Interest payment	(157,475)	(188,704)	(173,662)
Payments for purchases of intangibles - Concessions	(25,917)	(10,305)	(20,178)
Payment of income tax	(94,669)	(177,563)	(144,545)
Net cash provided by operating activities	592,937	279,273	491,164
INVESTING ACTIVITIES
Sale of investment		222,971	391,786
Sale of property, plant and equipment	18,607	31,852	127,221
Sale of financial asset at fair value through profit or loss			98
Sale of non-current assets held for sale, net		16,244	43,367
Interest received	6,552	36,508	6,992
Dividends received	1,517	1,823	3,758
Payment for purchase of investments properties	(88)	(209)	(1,183)
Payments for intangible purchase	(80,709)	(86,799)	(97,112)
Payments for purchase and contributions on investment in associate and joint ventures		(3,770)	(2,116)
Payments for property, plant and equipment purchase	(76,707)	(80,765)	(123,941)
Net cash provided by (applied to) investing activities	(130,828)	137,855	348,870
FINANCING ACTIVITIES
Loans received	581,637	1,018,744	1,415,113
Amortization of loans received	(1,074,259)	(1,265,920)	(2,044,256)
Amortization of bonds issued	(31,335)	(28,914)	(39,151)
Payment for transaction costs for debt	(4,770)		(31,286)
Dividends paid to non-controlling interest	(12,762)	(102,772)	(43,942)
Cash received (return of contributions) from non-controlling shareholders	(32,996)	(59,053)	(33,197)
Capital increase	280,636	137,603
Acquisition or sale of interest in a subsidiary of non-controlling shareholders		389	(942)
Net cash applied to financing activities	(293,849)	(299,923)	(777,661)
Net increase in cash	168,260	117,205	62,373
Exchange difference	(20,303)	57,756	(34,867)
Cash and cash equivalents at the beginning of the year	801,021	626,060	598,554
Cash and cash equivalents at the end of the year	948,978	801,021	626,060
NON-CASH TRANSACTIONS:
Interest debt capitalization	7,229	3,361	26,015
Acquisition of assets through finance leases	3,851	2,365	48,507
Accounts payable to the non-controlling interest for purchase of investments		14,022
Return of contribution in inventories		25,389
Dividends declared to non-controlling interest			15,735
Acquisition of right-of-use assets	S/ 101,745
Deconsolidation from non-controlling interest		S/ 54,069	S/ 7,801